SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Trade receivables and other assets	$ (3,726)	$ 1,455
Accounts payable and accrued liabilities	4	(504)
Advances from joint venture partners	749	(635)
Changes in non-cash working capital items	$ (2,973)	$ 316